STOCKHOLDERS EQUITY (Details 6) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of warrants outstanding, beginning	20,928,767	16,599,079	10,519,945
Number of warrants outstanding, ending		20,928,767	16,599,079
Weighted average exercise price outstanding, beginning	$ 1.45	$ 1.29	$ 1.94
Warrants, weighted average exercise price, ending | $ / shares	$ 0.0001	$ 1.45	$ 1.29
Number of options outstanding, beginning	699,567
Number of options outstanding, ending		699,567
Stock options under 1999 Plan [Member]
Number of warrants outstanding, beginning	36,317
Number of shares, Granted/forfeited	(17,597)
Number of warrants outstanding, ending	18,720	36,317
Weighted average exercise price outstanding, beginning	$ 42.26
Weighted average exercise price,granted/forfeited	28.00
Warrants, weighted average exercise price, ending | $ / shares	$ 55.66	$ 42.26
Amended Nineteen Ninty Nine Stock Plan [Member]
Number of options outstanding, beginning	36,317	57,648	191,706
Number of options cancelled/forfeited		(21,331)	(134,058)
Number of options outstanding, ending		36,317	57,648
Weighted average exercise price outstanding, beginning	$ 42.26	$ 46.34	$ 93.40
Weighted average exercise price cancelled/forfeited		53.28	113.64
Weighted average exercise price outstanding, ending		$ 42.26	$ 46.34